PROPERTY AND EQUIPMENT - Narrative (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, useful life	3 years		3 years
Depreciation and amortization	$ 66,000	$ 59,000	$ 259,000	$ 173,000